SUBSEQUENT EVENTS (UNAUDITED) - Narrative (Details) - Subsequent Event [Member] $ in Millions	Mar. 02, 2022 USD ($) shares
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares) | shares	3,643,644
Sale of stock, consideration received on transaction | $	$ 27.4